Note 1 - Summary of Significant Accounting Policies and Activities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Minimum Loan Balance for Individual Impairment Evaluation (in Dollars)	$ 250,000
Maximum Loan Amount for Collective Impairment Evaluation (in Dollars)	250,000
Impaired Financing Receivable, Recorded Investment (in Dollars)	$ 11,727,000	$ 22,332,000
	15.00%	10.00%